Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries which are Consolidated		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
New Pacific Offshore Inc. [Member]
Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries which are Consolidated [Line Items]
Principal activity		Holding company
Country of incorporation	[1]	BVI (i)
Proportion of ownership interest held		100.00%	100.00%
SKN Nickel & Platinum Ltd. [Member]
Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries which are Consolidated [Line Items]
Principal activity		Holding company
Country of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Glory Metals Investment Corp. Limited [Member]
Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries which are Consolidated [Line Items]
Principal activity		Holding company
Country of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
New Pacific Investment Corp. Limited [Member]
Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries which are Consolidated [Line Items]
Principal activity		Holding company
Country of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
New Pacific Andes Corp. Limited [Member]
Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries which are Consolidated [Line Items]
Principal activity		Holding company
Country of incorporation		Hong Kong
Proportion of ownership interest held		100.00%	100.00%
Fortress Mining Inc. [Member]
Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries which are Consolidated [Line Items]
Principal activity		Holding company
Country of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
New Pacific Success Inc. [Member]
Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries which are Consolidated [Line Items]
Principal activity		Holding company
Country of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
New Pacific Forward Inc. [Member]
Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries which are Consolidated [Line Items]
Principal activity		Holding company
Country of incorporation		BVI
Proportion of ownership interest held		100.00%	100.00%
Minera Alcira S.A. [Member]
Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries which are Consolidated [Line Items]
Principal activity		Mining company
Country of incorporation		Bolivia
Proportion of ownership interest held		100.00%	100.00%
Mineral properties		Silver Sand
NPM Minerales S.A. [Member]
Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries which are Consolidated [Line Items]
Principal activity		Mining company
Country of incorporation		Bolivia
Proportion of ownership interest held		100.00%	100.00%
Colquehuasi S.R.L. [Member]
Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries which are Consolidated [Line Items]
Principal activity		Mining company
Country of incorporation		Bolivia
Proportion of ownership interest held		100.00%	100.00%
Mineral properties		Silverstrike
Minera Hastings S.R.L. [Member]
Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries which are Consolidated [Line Items]
Principal activity		Mining company
Country of incorporation		Bolivia
Proportion of ownership interest held		100.00%	100.00%
Mineral properties		Carangas
Qinghai Found Mining Co., Ltd. [Member]
Material Accounting Policy Information (Details) - Schedule of Significant Subsidiaries which are Consolidated [Line Items]
Principal activity		Mining company
Country of incorporation		China
Proportion of ownership interest held		82.00%	82.00%

[1]	British Virgin Islands (“BVI”)